Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund V
Entity Central Index Key	0000823535
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
VIP Investor Freedom 2010 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2010 Portfolio℠
Class Name	VIP Investor Freedom 2010 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2010 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2010 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 55,964,842
Holdings Count | shares	15
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$55,964,842
Number of Holdings	15
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 44.6 International Equity Funds 16.6 Inflation-Protected Bond Funds 15.5 Domestic Equity Funds 12.5 Short-Term Investments and Net Other Assets (Liabilities) 10.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 38.1 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Overseas Portfolio - Investor Class 10.0 VIP Emerging Markets Portfolio - Investor Class 6.6 VIP Growth Portfolio - Investor Class 3.6 Fidelity Long-Term Treasury Bond Index Fund 2.5 VIP Growth & Income Portfolio - Investor Class 2.5 Fidelity International Bond Index Fund 2.4 VIP Contrafund Portfolio - Investor Class 2.2 VIP Equity Income Portfolio - Investor Class 1.8 85.2
VIP Target Volatility Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Target Volatility Portfolio
Class Name	VIP Target Volatility Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 189,335,510
Holdings Count | shares	21
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$189,335,510
Number of Holdings	21
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 46.4 International Equity Funds 33.4 Bond Funds 18.9 Other Investments 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 30.9 Fidelity Total Bond Fund 16.8 iShares Core S&P 500 ETF 10.8 iShares Core MSCI EAFE ETF 7.8 Fidelity Emerging Markets Fund 7.7 Fidelity Overseas Fund 6.5 Fidelity Enhanced International ETF 3.9 Fidelity International Value Fund 3.7 Fidelity Contrafund 2.5 Fidelity Low-Priced Stock Fund 2.0 92.6
VIP Investor Freedom 2020 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2020 Portfolio℠
Class Name	VIP Investor Freedom 2020 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2020 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2020 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 181,756,954
Holdings Count | shares	15
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$181,756,954
Number of Holdings	15
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 38.8 International Equity Funds 24.0 Domestic Equity Funds 23.5 Inflation-Protected Bond Funds 13.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 31.1 VIP Overseas Portfolio - Investor Class 15.2 Fidelity Inflation-Protected Bond Index Fund 13.5 VIP Emerging Markets Portfolio - Investor Class 8.8 VIP Growth Portfolio - Investor Class 6.9 VIP Growth & Income Portfolio - Investor Class 4.6 VIP Contrafund Portfolio - Investor Class 4.1 VIP Equity Income Portfolio - Investor Class 3.4 Fidelity Long-Term Treasury Bond Index Fund 3.0 Fidelity International Bond Index Fund 3.0 93.6
VIP FundsManager 20% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 706,024,127
Holdings Count | shares	32
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$706,024,127
Number of Holdings	32
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.7 Domestic Equity Funds 15.0 International Equity Funds 8.7 Other Investments 1.3 Inflation-Protected Bond Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 24.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 23.6 Fidelity Total Bond Fund 23.5 VIP Stock Selector All Cap Portfolio - Investor Class 10.9 Fidelity Overseas Fund 2.5 Fidelity Emerging Markets Fund 1.9 Fidelity Floating Rate High Income Fund 1.3 iShares Core S&P 500 ETF 1.3 Fidelity Hedged Equity Fund 1.3 Fidelity Emerging Markets Discovery Fund 1.1 Fidelity High Income Fund 0.8 68.2
VIP Investment Grade Bond Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 4,215,966,857
Holdings Count | shares	2,275
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,215,966,857
Number of Holdings	2,275
Portfolio Turnover	217%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 62.8 AAA 9.7 AA 0.4 A 8.0 BBB 16.1 BB 3.6 B 1.4 CCC,CC,C 0.0 Not Rated 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.6 Corporate Bonds 26.8 U.S. Government Agency - Mortgage Securities 20.2 Asset-Backed Securities 8.3 CMOs and Other Mortgage Related Securities 7.2 Other Investments 0.2 Foreign Government and Government Agency Obligations 0.0 Preferred Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.6 Mexico 1.0 United Kingdom 0.8 Ireland 0.7 Switzerland 0.5 Canada 0.3 France 0.2 Germany 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 30.2 US Treasury Bonds 12.4 Ginnie Mae II Pool 6.1 Fannie Mae Mortgage pass-thru certificates 5.6 Uniform Mortgage Backed Securities 5.2 Freddie Mac Gold Pool 2.9 JPMorgan Chase & Co 1.4 Bank of America Corp 1.2 Morgan Stanley 1.0 Petroleos Mexicanos 1.0 67.0
VIP Freedom 2035 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 329,641,161
Holdings Count | shares	14
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$329,641,161
Number of Holdings	14
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 38.7 International Equity Funds 34.2 Bond Funds 22.9 Inflation-Protected Bond Funds 4.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 22.5 VIP Investment Grade Bond II Portfolio - Initial Class 12.3 VIP Emerging Markets Portfolio - Initial Class 11.7 VIP Growth Portfolio - Initial Class 11.3 VIP Growth & Income Portfolio - Initial Class 7.6 Fidelity Long-Term Treasury Bond Index Fund 7.0 VIP Contrafund Portfolio - Initial Class 6.8 VIP Equity-Income Portfolio - Initial Class 5.5 Fidelity Inflation-Protected Bond Index Fund 4.2 VIP Value Portfolio - Initial Class 3.9 92.8
VIP Freedom 2065 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 6,288,800
Holdings Count | shares	13
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$6,288,800
Number of Holdings	13
Portfolio Turnover	71%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP FundsManager 70% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,203,049,276
Holdings Count | shares	33
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,203,049,276
Number of Holdings	33
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 45.1 International Equity Funds 27.6 Bond Funds 22.0 Inflation-Protected Bond Funds 1.5 Other Investments 1.3 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 38.2 VIP Investment Grade Bond II Portfolio - Investor Class 10.0 Fidelity Total Bond Fund 10.0 Fidelity Overseas Fund 8.4 Fidelity Emerging Markets Fund 7.7 Fidelity Contrafund 2.2 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 2.1 Fidelity Low-Priced Stock Fund 2.0 Fidelity International Capital Appreciation Fund 1.7 84.4
VIP Freedom 2020 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 552,816,930
Holdings Count | shares	15
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$552,816,930
Number of Holdings	15
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 38.8 International Equity Funds 24.0 Domestic Equity Funds 23.6 Inflation-Protected Bond Funds 13.5 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 31.1 VIP Overseas Portfolio - Initial Class 15.2 Fidelity Inflation-Protected Bond Index Fund 13.5 VIP Emerging Markets Portfolio - Initial Class 8.8 VIP Growth Portfolio - Initial Class 6.9 VIP Growth & Income Portfolio - Initial Class 4.6 VIP Contrafund Portfolio - Initial Class 4.1 VIP Equity-Income Portfolio - Initial Class 3.4 Fidelity Long-Term Treasury Bond Index Fund 3.0 Fidelity International Bond Index Fund 3.0 93.6
VIP Asset Manager Growth Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager: Growth Portfolio
Class Name	VIP Asset Manager: Growth Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 265,025,578
Holdings Count | shares	23
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$265,025,578
Number of Holdings	23
Portfolio Turnover	15%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.2 AAA 1.5 AA 0.0 A 1.9 BBB 2.7 BB 1.1 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 0.5 Equities 75.3 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 18.0 Financials 12.5 Industrials 8.7 Health Care 8.3 Consumer Discretionary 7.8 Communication Services 5.3 Consumer Staples 3.5 Energy 2.9 Materials 2.6 Real Estate 1.6 Utilities 1.4 Equities 74.8 Bonds 23.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.0 Microsoft Corp 3.4 Apple Inc 2.2 US Treasury Bonds 2.0 Alphabet Inc Class A 2.0 Amazon.com Inc 2.0 Uniform Mortgage Backed Securities 2.0 NVIDIA Corp 1.9 Fidelity Hedged Equity ETF 1.3 Meta Platforms Inc Class A 1.2 26.1
VIP Freedom 2065 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 6,288,800
Holdings Count | shares	13
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$6,288,800
Number of Holdings	13
Portfolio Turnover	71%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP FundsManager 85% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 903,040,010
Holdings Count | shares	36
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$903,040,010
Number of Holdings	36
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 31.9 Bond Funds 10.6 Inflation-Protected Bond Funds 1.5 Other Investments 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 46.3 Fidelity Overseas Fund 9.4 Fidelity Emerging Markets Fund 9.4 VIP Investment Grade Bond II Portfolio - Investor Class 4.8 Fidelity Total Bond Fund 4.8 Fidelity Contrafund 2.6 Fidelity Low-Priced Stock Fund 2.5 Fidelity International Discovery Fund 2.4 Fidelity Enhanced International ETF 2.3 Fidelity International Capital Appreciation Fund 2.0 86.5
VIP FundsManager 40% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 17,899,657
Holdings Count | shares	29
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$17,899,657
Number of Holdings	29
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 28.3 International Equity Funds 16.3 Inflation-Protected Bond Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 11.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 21.9 VIP Investment Grade Bond II Portfolio - Investor Class 20.6 Fidelity Total Bond Fund 20.5 Fidelity Overseas Fund 5.3 Fidelity Emerging Markets Fund 4.6 Fidelity International Discovery Fund 1.4 iShares Core S&P 500 ETF 1.3 Fidelity Hedged Equity Fund 1.3 Fidelity Contrafund 1.2 Fidelity Floating Rate High Income Fund 1.2 79.3
VIP Investor Freedom 2015 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2015 Portfolio℠
Class Name	VIP Investor Freedom 2015 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2015 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2015 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 91,107,646
Holdings Count | shares	15
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$91,107,646
Number of Holdings	15
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 42.1 International Equity Funds 20.3 Domestic Equity Funds 18.0 Inflation-Protected Bond Funds 14.4 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 35.1 Fidelity Inflation-Protected Bond Index Fund 14.4 VIP Overseas Portfolio - Investor Class 12.6 VIP Emerging Markets Portfolio - Investor Class 7.7 VIP Growth Portfolio - Investor Class 5.2 VIP Growth & Income Portfolio - Investor Class 3.5 VIP Contrafund Portfolio - Investor Class 3.2 Fidelity International Bond Index Fund 2.7 VIP Equity Income Portfolio - Investor Class 2.6 Fidelity Long-Term Treasury Bond Index Fund 2.6 89.6
VIP Freedom 2055 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 18,954,876
Holdings Count | shares	13
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$18,954,876
Number of Holdings	13
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP Asset Manager Growth Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager: Growth Portfolio
Class Name	VIP Asset Manager: Growth Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 265,025,578
Holdings Count | shares	23
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$265,025,578
Number of Holdings	23
Portfolio Turnover	15%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.2 AAA 1.5 AA 0.0 A 1.9 BBB 2.7 BB 1.1 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 0.5 Equities 75.3 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 18.0 Financials 12.5 Industrials 8.7 Health Care 8.3 Consumer Discretionary 7.8 Communication Services 5.3 Consumer Staples 3.5 Energy 2.9 Materials 2.6 Real Estate 1.6 Utilities 1.4 Equities 74.8 Bonds 23.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.0 Microsoft Corp 3.4 Apple Inc 2.2 US Treasury Bonds 2.0 Alphabet Inc Class A 2.0 Amazon.com Inc 2.0 Uniform Mortgage Backed Securities 2.0 NVIDIA Corp 1.9 Fidelity Hedged Equity ETF 1.3 Meta Platforms Inc Class A 1.2 26.1
VIP Freedom 2020 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 552,816,930
Holdings Count | shares	15
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$552,816,930
Number of Holdings	15
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 38.8 International Equity Funds 24.0 Domestic Equity Funds 23.6 Inflation-Protected Bond Funds 13.5 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 31.1 VIP Overseas Portfolio - Initial Class 15.2 Fidelity Inflation-Protected Bond Index Fund 13.5 VIP Emerging Markets Portfolio - Initial Class 8.8 VIP Growth Portfolio - Initial Class 6.9 VIP Growth & Income Portfolio - Initial Class 4.6 VIP Contrafund Portfolio - Initial Class 4.1 VIP Equity-Income Portfolio - Initial Class 3.4 Fidelity Long-Term Treasury Bond Index Fund 3.0 Fidelity International Bond Index Fund 3.0 93.6
VIP Asset Manager Growth Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager: Growth Portfolio
Class Name	VIP Asset Manager: Growth Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 265,025,578
Holdings Count | shares	23
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$265,025,578
Number of Holdings	23
Portfolio Turnover	15%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.2 AAA 1.5 AA 0.0 A 1.9 BBB 2.7 BB 1.1 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 0.5 Equities 75.3 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 18.0 Financials 12.5 Industrials 8.7 Health Care 8.3 Consumer Discretionary 7.8 Communication Services 5.3 Consumer Staples 3.5 Energy 2.9 Materials 2.6 Real Estate 1.6 Utilities 1.4 Equities 74.8 Bonds 23.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.0 Microsoft Corp 3.4 Apple Inc 2.2 US Treasury Bonds 2.0 Alphabet Inc Class A 2.0 Amazon.com Inc 2.0 Uniform Mortgage Backed Securities 2.0 NVIDIA Corp 1.9 Fidelity Hedged Equity ETF 1.3 Meta Platforms Inc Class A 1.2 26.1
VIP Freedom 2045 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 176,616,442
Holdings Count | shares	13
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$176,616,442
Number of Holdings	13
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP Freedom 2025 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 376,247,344
Holdings Count | shares	14
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$376,247,344
Number of Holdings	14
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 32.0 Domestic Equity Funds 28.4 International Equity Funds 27.3 Inflation-Protected Bond Funds 12.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 21.2 VIP Overseas Portfolio - Initial Class 17.6 Fidelity Inflation-Protected Bond Index Fund 12.3 VIP Emerging Markets Portfolio - Initial Class 9.7 VIP Growth Portfolio - Initial Class 8.3 Fidelity Long-Term Treasury Bond Index Fund 6.2 VIP Growth & Income Portfolio - Initial Class 5.6 VIP Contrafund Portfolio - Initial Class 5.0 VIP Equity-Income Portfolio - Initial Class 4.1 Fidelity International Bond Index Fund 2.9 92.9
VIP FundsManager 50% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 4,160,329,251
Holdings Count | shares	35
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,160,329,251
Number of Holdings	35
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 33.1 International Equity Funds 22.6 Other Investments 1.3 Inflation-Protected Bond Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 27.3 VIP Investment Grade Bond II Portfolio - Investor Class 17.6 Fidelity Total Bond Fund 17.6 Fidelity Overseas Fund 6.5 Fidelity Emerging Markets Fund 5.8 Fidelity Enhanced International ETF 2.0 Fidelity International Discovery Fund 1.6 Fidelity Contrafund 1.5 Fidelity Low-Priced Stock Fund 1.4 Fidelity International Capital Appreciation Fund 1.3 82.6
VIP Investor Freedom 2040 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2040 Portfolio℠
Class Name	VIP Investor Freedom 2040 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2040 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2040 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 10,346,682
Holdings Count | shares	14
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$10,346,682
Number of Holdings	14
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 47.4 International Equity Funds 40.0 Bond Funds 10.5 Inflation-Protected Bond Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 26.7 VIP Growth Portfolio - Investor Class 13.9 VIP Emerging Markets Portfolio - Investor Class 13.3 VIP Growth & Income Portfolio - Investor Class 9.3 VIP Contrafund Portfolio - Investor Class 8.3 VIP Equity Income Portfolio - Investor Class 6.7 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Investor Class 4.7 VIP Investment Grade Bond II Portfolio - Investor Class 2.6 VIP Value Strategies Portfolio - Investor Class 2.4 94.5
VIP FundsManager 70% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 2,203,049,276
Holdings Count | shares	33
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,203,049,276
Number of Holdings	33
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 45.1 International Equity Funds 27.6 Bond Funds 22.0 Inflation-Protected Bond Funds 1.5 Other Investments 1.3 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 38.2 VIP Investment Grade Bond II Portfolio - Investor Class 10.0 Fidelity Total Bond Fund 10.0 Fidelity Overseas Fund 8.4 Fidelity Emerging Markets Fund 7.7 Fidelity Contrafund 2.2 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 2.1 Fidelity Low-Priced Stock Fund 2.0 Fidelity International Capital Appreciation Fund 1.7 84.4
VIP Freedom 2025 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 376,247,344
Holdings Count | shares	14
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$376,247,344
Number of Holdings	14
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 32.0 Domestic Equity Funds 28.4 International Equity Funds 27.3 Inflation-Protected Bond Funds 12.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 21.2 VIP Overseas Portfolio - Initial Class 17.6 Fidelity Inflation-Protected Bond Index Fund 12.3 VIP Emerging Markets Portfolio - Initial Class 9.7 VIP Growth Portfolio - Initial Class 8.3 Fidelity Long-Term Treasury Bond Index Fund 6.2 VIP Growth & Income Portfolio - Initial Class 5.6 VIP Contrafund Portfolio - Initial Class 5.0 VIP Equity-Income Portfolio - Initial Class 4.1 Fidelity International Bond Index Fund 2.9 92.9
VIP FundsManager 85% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 903,040,010
Holdings Count | shares	36
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$903,040,010
Number of Holdings	36
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 31.9 Bond Funds 10.6 Inflation-Protected Bond Funds 1.5 Other Investments 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 46.3 Fidelity Overseas Fund 9.4 Fidelity Emerging Markets Fund 9.4 VIP Investment Grade Bond II Portfolio - Investor Class 4.8 Fidelity Total Bond Fund 4.8 Fidelity Contrafund 2.6 Fidelity Low-Priced Stock Fund 2.5 Fidelity International Discovery Fund 2.4 Fidelity Enhanced International ETF 2.3 Fidelity International Capital Appreciation Fund 2.0 86.5
VIP Freedom 2040 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 320,584,994
Holdings Count | shares	14
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$320,584,994
Number of Holdings	14
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 47.3 International Equity Funds 40.1 Bond Funds 10.5 Inflation-Protected Bond Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.7 VIP Growth Portfolio - Initial Class 13.8 VIP Emerging Markets Portfolio - Initial Class 13.4 VIP Growth & Income Portfolio - Initial Class 9.3 VIP Contrafund Portfolio - Initial Class 8.3 VIP Equity-Income Portfolio - Initial Class 6.7 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 4.7 VIP Investment Grade Bond II Portfolio - Initial Class 2.6 VIP Value Strategies Portfolio - Initial Class 2.4 94.5
VIP Investor Freedom 2045 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2045 Portfolio℠
Class Name	VIP Investor Freedom 2045 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2045 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2045 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 4,048,339
Holdings Count | shares	13
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,048,339
Number of Holdings	13
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 28.5 VIP Growth Portfolio - Investor Class 14.7 VIP Emerging Markets Portfolio - Investor Class 14.0 VIP Growth & Income Portfolio - Investor Class 9.9 VIP Contrafund Portfolio - Investor Class 8.8 VIP Equity Income Portfolio - Investor Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Investor Class 5.1 VIP Value Strategies Portfolio - Investor Class 2.5 VIP Mid Cap Portfolio - Investor Class 2.3 98.5
VIP Freedom 2060 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 22,731,798
Holdings Count | shares	14
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$22,731,798
Number of Holdings	14
Portfolio Turnover	61%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP FundsManager 50% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 4,160,329,251
Holdings Count | shares	35
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,160,329,251
Number of Holdings	35
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 33.1 International Equity Funds 22.6 Other Investments 1.3 Inflation-Protected Bond Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 27.3 VIP Investment Grade Bond II Portfolio - Investor Class 17.6 Fidelity Total Bond Fund 17.6 Fidelity Overseas Fund 6.5 Fidelity Emerging Markets Fund 5.8 Fidelity Enhanced International ETF 2.0 Fidelity International Discovery Fund 1.6 Fidelity Contrafund 1.5 Fidelity Low-Priced Stock Fund 1.4 Fidelity International Capital Appreciation Fund 1.3 82.6
VIP Freedom 2025 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 376,247,344
Holdings Count | shares	14
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$376,247,344
Number of Holdings	14
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 32.0 Domestic Equity Funds 28.4 International Equity Funds 27.3 Inflation-Protected Bond Funds 12.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 21.2 VIP Overseas Portfolio - Initial Class 17.6 Fidelity Inflation-Protected Bond Index Fund 12.3 VIP Emerging Markets Portfolio - Initial Class 9.7 VIP Growth Portfolio - Initial Class 8.3 Fidelity Long-Term Treasury Bond Index Fund 6.2 VIP Growth & Income Portfolio - Initial Class 5.6 VIP Contrafund Portfolio - Initial Class 5.0 VIP Equity-Income Portfolio - Initial Class 4.1 Fidelity International Bond Index Fund 2.9 92.9
VIP Freedom 2040 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 320,584,994
Holdings Count | shares	14
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$320,584,994
Number of Holdings	14
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 47.3 International Equity Funds 40.1 Bond Funds 10.5 Inflation-Protected Bond Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.7 VIP Growth Portfolio - Initial Class 13.8 VIP Emerging Markets Portfolio - Initial Class 13.4 VIP Growth & Income Portfolio - Initial Class 9.3 VIP Contrafund Portfolio - Initial Class 8.3 VIP Equity-Income Portfolio - Initial Class 6.7 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 4.7 VIP Investment Grade Bond II Portfolio - Initial Class 2.6 VIP Value Strategies Portfolio - Initial Class 2.4 94.5
VIP Freedom 2050 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 157,004,633
Holdings Count | shares	13
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$157,004,633
Number of Holdings	13
Portfolio Turnover	30%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP Freedom Lifetime Income II Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® II Portfolio
Class Name	VIP Freedom Lifetime Income® II Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® II Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® II Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 25,997,122
Holdings Count | shares	15
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$25,997,122
Number of Holdings	15
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 43.9 International Equity Funds 17.5 Inflation-Protected Bond Funds 15.0 Domestic Equity Funds 13.9 Short-Term Investments and Net Other Assets (Liabilities) 9.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 37.3 Fidelity Inflation-Protected Bond Index Fund 15.0 VIP Overseas Portfolio - Investor Class 10.6 VIP Emerging Markets Portfolio - Investor Class 6.9 VIP Growth Portfolio - Investor Class 4.1 VIP Growth & Income Portfolio - Investor Class 2.7 Fidelity Long-Term Treasury Bond Index Fund 2.5 Fidelity International Bond Index Fund 2.4 VIP Contrafund Portfolio - Investor Class 2.4 VIP Equity Income Portfolio - Investor Class 2.0 85.9
VIP FundsManager 20% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 706,024,127
Holdings Count | shares	32
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$706,024,127
Number of Holdings	32
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.7 Domestic Equity Funds 15.0 International Equity Funds 8.7 Other Investments 1.3 Inflation-Protected Bond Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 24.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 23.6 Fidelity Total Bond Fund 23.5 VIP Stock Selector All Cap Portfolio - Investor Class 10.9 Fidelity Overseas Fund 2.5 Fidelity Emerging Markets Fund 1.9 Fidelity Floating Rate High Income Fund 1.3 iShares Core S&P 500 ETF 1.3 Fidelity Hedged Equity Fund 1.3 Fidelity Emerging Markets Discovery Fund 1.1 Fidelity High Income Fund 0.8 68.2
VIP Target Volatility Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Target Volatility Portfolio
Class Name	VIP Target Volatility Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 189,335,510
Holdings Count | shares	21
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$189,335,510
Number of Holdings	21
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 46.4 International Equity Funds 33.4 Bond Funds 18.9 Other Investments 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 30.9 Fidelity Total Bond Fund 16.8 iShares Core S&P 500 ETF 10.8 iShares Core MSCI EAFE ETF 7.8 Fidelity Emerging Markets Fund 7.7 Fidelity Overseas Fund 6.5 Fidelity Enhanced International ETF 3.9 Fidelity International Value Fund 3.7 Fidelity Contrafund 2.5 Fidelity Low-Priced Stock Fund 2.0 92.6
VIP Freedom 2015 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 58,678,683
Holdings Count | shares	15
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$58,678,683
Number of Holdings	15
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 42.1 International Equity Funds 20.3 Domestic Equity Funds 18.0 Inflation-Protected Bond Funds 14.4 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 35.1 Fidelity Inflation-Protected Bond Index Fund 14.4 VIP Overseas Portfolio - Initial Class 12.6 VIP Emerging Markets Portfolio - Initial Class 7.7 VIP Growth Portfolio - Initial Class 5.2 VIP Growth & Income Portfolio - Initial Class 3.5 VIP Contrafund Portfolio - Initial Class 3.2 Fidelity International Bond Index Fund 2.7 VIP Equity-Income Portfolio - Initial Class 2.6 Fidelity Long-Term Treasury Bond Index Fund 2.6 89.6
VIP Bond Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 821,883,192
Holdings Count | shares	2,765
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$821,883,192
Number of Holdings	2,765
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 67.6 AAA 2.9 AA 1.8 A 14.3 BBB 12.5 BB 0.4 Not Rated 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.2 Corporate Bonds 28.6 U.S. Government Agency - Mortgage Securities 25.5 Foreign Government and Government Agency Obligations 1.7 CMOs and Other Mortgage Related Securities 1.4 U.S. Government Agency Obligations 0.9 Municipal Securities 0.4 Asset-Backed Securities 0.3 Other Investments 0.3 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% United States 92.4 United Kingdom 1.4 Canada 1.2 Multi-national 1.0 Japan 1.0 Mexico 0.5 Germany 0.4 Switzerland 0.2 Australia 0.2 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 32.6 Fannie Mae Mortgage pass-thru certificates 10.2 US Treasury Bonds 8.6 Freddie Mac Gold Pool 8.5 Ginnie Mae II Pool 5.1 Freddie Mac Multifamily Structured Pass Through Certificates 1.0 Bank of America Corp 0.8 Ginnie Mae I Pool 0.7 JPMorgan Chase & Co 0.7 Wells Fargo & Co 0.5 68.7
VIP Investor Freedom 2035 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2035 Portfolio℠
Class Name	VIP Investor Freedom 2035 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2035 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2035 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 13,400,607
Holdings Count | shares	14
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$13,400,607
Number of Holdings	14
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 38.7 International Equity Funds 34.2 Bond Funds 22.9 Inflation-Protected Bond Funds 4.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 22.5 VIP Investment Grade Bond II Portfolio - Investor Class 12.3 VIP Emerging Markets Portfolio - Investor Class 11.7 VIP Growth Portfolio - Investor Class 11.3 VIP Growth & Income Portfolio - Investor Class 7.6 Fidelity Long-Term Treasury Bond Index Fund 7.0 VIP Contrafund Portfolio - Investor Class 6.8 VIP Equity Income Portfolio - Investor Class 5.5 Fidelity Inflation-Protected Bond Index Fund 4.2 VIP Value Portfolio - Investor Class 3.9 92.8
VIP FundsManager 40% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 17,899,657
Holdings Count | shares	29
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$17,899,657
Number of Holdings	29
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 28.3 International Equity Funds 16.3 Inflation-Protected Bond Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 11.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 21.9 VIP Investment Grade Bond II Portfolio - Investor Class 20.6 Fidelity Total Bond Fund 20.5 Fidelity Overseas Fund 5.3 Fidelity Emerging Markets Fund 4.6 Fidelity International Discovery Fund 1.4 iShares Core S&P 500 ETF 1.3 Fidelity Hedged Equity Fund 1.3 Fidelity Contrafund 1.2 Fidelity Floating Rate High Income Fund 1.2 79.3
VIP Freedom 2035 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 329,641,161
Holdings Count | shares	14
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$329,641,161
Number of Holdings	14
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 38.7 International Equity Funds 34.2 Bond Funds 22.9 Inflation-Protected Bond Funds 4.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 22.5 VIP Investment Grade Bond II Portfolio - Initial Class 12.3 VIP Emerging Markets Portfolio - Initial Class 11.7 VIP Growth Portfolio - Initial Class 11.3 VIP Growth & Income Portfolio - Initial Class 7.6 Fidelity Long-Term Treasury Bond Index Fund 7.0 VIP Contrafund Portfolio - Initial Class 6.8 VIP Equity-Income Portfolio - Initial Class 5.5 Fidelity Inflation-Protected Bond Index Fund 4.2 VIP Value Portfolio - Initial Class 3.9 92.8
VIP Government Money Market Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 8,626,160,570
Holdings Count | shares	456
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$8,626,160,570
Number of Holdings	456

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 67.7 8-30 8.1 31-60 7.4 61-90 5.2 91-180 8.2 >180 3.2 Repurchase Agreements 50.8 U.S. Treasury Obligations 26.6 U.S. Government Agency - Debt 22.4 Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
VIP Investor Freedom 2025 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2025 Portfolio℠
Class Name	VIP Investor Freedom 2025 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2025 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2025 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 215,863,243
Holdings Count | shares	15
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$215,863,243
Number of Holdings	15
Portfolio Turnover	21%

Holdings [Text Block]	Bond Funds 32.0 Domestic Equity Funds 28.4 International Equity Funds 27.3 Inflation-Protected Bond Funds 12.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 21.2 VIP Overseas Portfolio - Investor Class 17.6 Fidelity Inflation-Protected Bond Index Fund 12.3 VIP Emerging Markets Portfolio - Investor Class 9.7 VIP Growth Portfolio - Investor Class 8.3 Fidelity Long-Term Treasury Bond Index Fund 6.2 VIP Growth & Income Portfolio - Investor Class 5.6 VIP Contrafund Portfolio - Investor Class 5.0 VIP Equity Income Portfolio - Investor Class 4.1 Fidelity International Bond Index Fund 2.9 92.9
VIP Asset Manager Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager Portfolio
Class Name	VIP Asset Manager Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 930,114,262
Holdings Count | shares	25
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$930,114,262
Number of Holdings	25
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 3.0 AA 0.0 A 3.1 BBB 4.9 BB 1.6 B 1.6 CCC,CC,C 0.2 D 0.0 Not Rated 0.6 Equities 60.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.0 Financials 9.9 Industrials 6.9 Health Care 6.8 Consumer Discretionary 6.0 Communication Services 4.0 Consumer Staples 2.8 Energy 2.4 Materials 2.3 Real Estate 1.3 Utilities 1.1 Equities 59.8 Bonds 39.4 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.6 US Treasury Bonds 3.7 Uniform Mortgage Backed Securities 3.5 Microsoft Corp 2.7 Ginnie Mae II Pool 2.3 Apple Inc 1.7 Alphabet Inc Class A 1.5 Amazon.com Inc 1.5 Freddie Mac Gold Pool 1.1 Fannie Mae Mortgage pass-thru certificates 0.5 31.1
VIP FundsManager 40% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 17,899,657
Holdings Count | shares	29
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$17,899,657
Number of Holdings	29
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 28.3 International Equity Funds 16.3 Inflation-Protected Bond Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 11.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 21.9 VIP Investment Grade Bond II Portfolio - Investor Class 20.6 Fidelity Total Bond Fund 20.5 Fidelity Overseas Fund 5.3 Fidelity Emerging Markets Fund 4.6 Fidelity International Discovery Fund 1.4 iShares Core S&P 500 ETF 1.3 Fidelity Hedged Equity Fund 1.3 Fidelity Contrafund 1.2 Fidelity Floating Rate High Income Fund 1.2 79.3
VIP FundsManager 60% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 6,660,120,093
Holdings Count | shares	33
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$6,660,120,093
Number of Holdings	33
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 39.1 Bond Funds 32.4 International Equity Funds 23.9 Inflation-Protected Bond Funds 1.5 Other Investments 1.2 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 32.8 VIP Investment Grade Bond II Portfolio - Investor Class 15.1 Fidelity Total Bond Fund 15.1 Fidelity Overseas Fund 7.1 Fidelity Emerging Markets Fund 6.7 Fidelity Contrafund 1.8 Fidelity Enhanced International ETF 1.8 Fidelity International Discovery Fund 1.8 Fidelity Low-Priced Stock Fund 1.7 Fidelity Inflation-Protected Bond Index Fund 1.5 85.4
VIP Strategic Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,441,795,230
Holdings Count | shares	1,537
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,441,795,230
Number of Holdings	1,537
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.4 AAA 0.4 AA 1.1 A 2.8 BBB 9.7 BB 15.1 B 19.2 CCC,CC,C 4.4 D 0.0 Not Rated 9.7 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.8 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 7.9 Floating-Rate debt 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 74.5 Germany 4.0 United Kingdom 2.2 Mexico 1.3 France 1.2 Brazil 1.2 Canada 1.1 Saudi Arabia 0.9 Turkey 0.8 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.9 US Treasury Bonds 6.3 Freddie Mac Multifamily Structured Pass Through Certificates 2.9 German Federal Republic 2.8 TransDigm Inc 1.3 Energy Transfer LP 1.0 Freddie Mac Gold Pool 0.8 Fannie Mae Mortgage pass-thru certificates 0.7 Fannie Mae Guaranteed REMICS 0.7 Uber Technologies Inc 0.7 34.1
VIP Asset Manager Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager Portfolio
Class Name	VIP Asset Manager Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 930,114,262
Holdings Count | shares	25
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$930,114,262
Number of Holdings	25
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 3.0 AA 0.0 A 3.1 BBB 4.9 BB 1.6 B 1.6 CCC,CC,C 0.2 D 0.0 Not Rated 0.6 Equities 60.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.0 Financials 9.9 Industrials 6.9 Health Care 6.8 Consumer Discretionary 6.0 Communication Services 4.0 Consumer Staples 2.8 Energy 2.4 Materials 2.3 Real Estate 1.3 Utilities 1.1 Equities 59.8 Bonds 39.4 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.6 US Treasury Bonds 3.7 Uniform Mortgage Backed Securities 3.5 Microsoft Corp 2.7 Ginnie Mae II Pool 2.3 Apple Inc 1.7 Alphabet Inc Class A 1.5 Amazon.com Inc 1.5 Freddie Mac Gold Pool 1.1 Fannie Mae Mortgage pass-thru certificates 0.5 31.1
VIP Investment Grade Bond II Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond II Portfolio
Class Name	VIP Investment Grade Bond II Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 3,215,681,705
Holdings Count | shares	5,595
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,215,681,705
Number of Holdings	5,595
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 64.4 AAA 10.1 AA 0.2 A 10.6 BBB 13.5 BB 1.9 B 0.9 CCC,CC,C 0.0 Not Rated 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.7)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.9 Corporate Bonds 26.0 U.S. Government Agency - Mortgage Securities 20.5 Asset-Backed Securities 7.8 CMOs and Other Mortgage Related Securities 7.2 Foreign Government and Government Agency Obligations 0.2 Other Investments 0.1 Municipal Securities 0.0 Preferred Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.7)% United States 90.4 Grand Cayman (UK Overseas Ter) 4.3 Mexico 0.9 United Kingdom 0.8 Multi-national 0.7 Ireland 0.6 Canada 0.4 Switzerland 0.4 Belgium 0.3 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 32.2 US Treasury Bonds 11.7 Uniform Mortgage Backed Securities 6.1 Fannie Mae Mortgage pass-thru certificates 5.9 Ginnie Mae II Pool 5.3 Freddie Mac Gold Pool 2.8 JPMorgan Chase & Co 1.5 Bank of America Corp 1.5 Morgan Stanley 1.2 Freddie Mac Multifamily Structured Pass Through Certificates 1.2 69.4
VIP FundsManager 30% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 11,338,553
Holdings Count | shares	29
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$11,338,553
Number of Holdings	29
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 48.5 Domestic Equity Funds 22.2 International Equity Funds 12.3 Inflation-Protected Bond Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 16.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 23.0 Fidelity Total Bond Fund 23.0 VIP Stock Selector All Cap Portfolio - Investor Class 16.5 Fidelity Overseas Fund 3.9 Fidelity Emerging Markets Fund 3.5 Fidelity Hedged Equity Fund 1.2 iShares Core S&P 500 ETF 1.2 Fidelity Floating Rate High Income Fund 1.2 Fidelity International Discovery Fund 1.0 Fidelity Inflation-Protected Bond Index Fund 0.9 75.4
VIP Asset Manager Growth Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager: Growth Portfolio
Class Name	VIP Asset Manager: Growth Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 265,025,578
Holdings Count | shares	23
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$265,025,578
Number of Holdings	23
Portfolio Turnover	15%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.2 AAA 1.5 AA 0.0 A 1.9 BBB 2.7 BB 1.1 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 0.5 Equities 75.3 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 18.0 Financials 12.5 Industrials 8.7 Health Care 8.3 Consumer Discretionary 7.8 Communication Services 5.3 Consumer Staples 3.5 Energy 2.9 Materials 2.6 Real Estate 1.6 Utilities 1.4 Equities 74.8 Bonds 23.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.0 Microsoft Corp 3.4 Apple Inc 2.2 US Treasury Bonds 2.0 Alphabet Inc Class A 2.0 Amazon.com Inc 2.0 Uniform Mortgage Backed Securities 2.0 NVIDIA Corp 1.9 Fidelity Hedged Equity ETF 1.3 Meta Platforms Inc Class A 1.2 26.1
VIP Investment Grade Bond Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 4,215,966,857
Holdings Count | shares	2,275
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,215,966,857
Number of Holdings	2,275
Portfolio Turnover	217%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 62.8 AAA 9.7 AA 0.4 A 8.0 BBB 16.1 BB 3.6 B 1.4 CCC,CC,C 0.0 Not Rated 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.6 Corporate Bonds 26.8 U.S. Government Agency - Mortgage Securities 20.2 Asset-Backed Securities 8.3 CMOs and Other Mortgage Related Securities 7.2 Other Investments 0.2 Foreign Government and Government Agency Obligations 0.0 Preferred Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.6 Mexico 1.0 United Kingdom 0.8 Ireland 0.7 Switzerland 0.5 Canada 0.3 France 0.2 Germany 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 30.2 US Treasury Bonds 12.4 Ginnie Mae II Pool 6.1 Fannie Mae Mortgage pass-thru certificates 5.6 Uniform Mortgage Backed Securities 5.2 Freddie Mac Gold Pool 2.9 JPMorgan Chase & Co 1.4 Bank of America Corp 1.2 Morgan Stanley 1.0 Petroleos Mexicanos 1.0 67.0
VIP Freedom Lifetime Income I Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® I Portfolio
Class Name	VIP Freedom Lifetime Income® I Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® I Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® I Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 8,734,289
Holdings Count | shares	15
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$8,734,289
Number of Holdings	15
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 46.5 Inflation-Protected Bond Funds 16.4 International Equity Funds 13.6 Domestic Equity Funds 8.0 Short-Term Investments and Net Other Assets (Liabilities) 15.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 40.4 Fidelity Inflation-Protected Bond Index Fund 16.4 VIP Overseas Portfolio - Investor Class 7.9 VIP Emerging Markets Portfolio - Investor Class 5.7 VIP Growth Portfolio - Investor Class 2.3 Fidelity Long-Term Treasury Bond Index Fund 2.2 Fidelity International Bond Index Fund 2.2 VIP High Income Portfolio - Investor Class 1.7 VIP Growth & Income Portfolio - Investor Class 1.6 VIP Contrafund Portfolio - Investor Class 1.4 81.8
VIP FundsManager 60% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 6,660,120,093
Holdings Count | shares	33
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$6,660,120,093
Number of Holdings	33
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 39.1 Bond Funds 32.4 International Equity Funds 23.9 Inflation-Protected Bond Funds 1.5 Other Investments 1.2 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 32.8 VIP Investment Grade Bond II Portfolio - Investor Class 15.1 Fidelity Total Bond Fund 15.1 Fidelity Overseas Fund 7.1 Fidelity Emerging Markets Fund 6.7 Fidelity Contrafund 1.8 Fidelity Enhanced International ETF 1.8 Fidelity International Discovery Fund 1.8 Fidelity Low-Priced Stock Fund 1.7 Fidelity Inflation-Protected Bond Index Fund 1.5 85.4
VIP Freedom 2010 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 263,092,184
Holdings Count | shares	15
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$263,092,184
Number of Holdings	15
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.6 International Equity Funds 16.6 Inflation-Protected Bond Funds 15.5 Domestic Equity Funds 12.5 Short-Term Investments and Net Other Assets (Liabilities) 10.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 38.1 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Overseas Portfolio - Initial Class 10.0 VIP Emerging Markets Portfolio - Initial Class 6.6 VIP Growth Portfolio - Initial Class 3.6 Fidelity Long-Term Treasury Bond Index Fund 2.5 VIP Growth & Income Portfolio - Initial Class 2.5 Fidelity International Bond Index Fund 2.4 VIP Contrafund Portfolio - Initial Class 2.2 VIP Equity-Income Portfolio - Initial Class 1.8 85.2
VIP Freedom 2045 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 176,616,442
Holdings Count | shares	13
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$176,616,442
Number of Holdings	13
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP Strategic Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 1,441,795,230
Holdings Count | shares	1,537
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,441,795,230
Number of Holdings	1,537
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.4 AAA 0.4 AA 1.1 A 2.8 BBB 9.7 BB 15.1 B 19.2 CCC,CC,C 4.4 D 0.0 Not Rated 9.7 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.8 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 7.9 Floating-Rate debt 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 74.5 Germany 4.0 United Kingdom 2.2 Mexico 1.3 France 1.2 Brazil 1.2 Canada 1.1 Saudi Arabia 0.9 Turkey 0.8 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.9 US Treasury Bonds 6.3 Freddie Mac Multifamily Structured Pass Through Certificates 2.9 German Federal Republic 2.8 TransDigm Inc 1.3 Energy Transfer LP 1.0 Freddie Mac Gold Pool 0.8 Fannie Mae Mortgage pass-thru certificates 0.7 Fannie Mae Guaranteed REMICS 0.7 Uber Technologies Inc 0.7 34.1
VIP Freedom 2015 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 58,678,683
Holdings Count | shares	15
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$58,678,683
Number of Holdings	15
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 42.1 International Equity Funds 20.3 Domestic Equity Funds 18.0 Inflation-Protected Bond Funds 14.4 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 35.1 Fidelity Inflation-Protected Bond Index Fund 14.4 VIP Overseas Portfolio - Initial Class 12.6 VIP Emerging Markets Portfolio - Initial Class 7.7 VIP Growth Portfolio - Initial Class 5.2 VIP Growth & Income Portfolio - Initial Class 3.5 VIP Contrafund Portfolio - Initial Class 3.2 Fidelity International Bond Index Fund 2.7 VIP Equity-Income Portfolio - Initial Class 2.6 Fidelity Long-Term Treasury Bond Index Fund 2.6 89.6
VIP Freedom Lifetime Income III Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® III Portfolio
Class Name	VIP Freedom Lifetime Income® III Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® III Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® III Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 29,235,772
Holdings Count | shares	15
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$29,235,772
Number of Holdings	15
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 37.3 Domestic Equity Funds 24.9 International Equity Funds 24.9 Inflation-Protected Bond Funds 12.7 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 28.4 VIP Overseas Portfolio - Investor Class 15.9 Fidelity Inflation-Protected Bond Index Fund 12.7 VIP Emerging Markets Portfolio - Investor Class 9.0 VIP Growth Portfolio - Investor Class 7.3 VIP Growth & Income Portfolio - Investor Class 4.9 VIP Contrafund Portfolio - Investor Class 4.4 Fidelity Long-Term Treasury Bond Index Fund 4.3 VIP Equity Income Portfolio - Investor Class 3.6 Fidelity International Bond Index Fund 2.9 93.4
VIP Government Money Market Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 8,626,160,570
Holdings Count | shares	456
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$8,626,160,570
Number of Holdings	456

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 67.7 8-30 8.1 31-60 7.4 61-90 5.2 91-180 8.2 >180 3.2 Repurchase Agreements 50.8 U.S. Treasury Obligations 26.6 U.S. Government Agency - Debt 22.4 Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
VIP Strategic Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 1,441,795,230
Holdings Count | shares	1,537
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,441,795,230
Number of Holdings	1,537
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.4 AAA 0.4 AA 1.1 A 2.8 BBB 9.7 BB 15.1 B 19.2 CCC,CC,C 4.4 D 0.0 Not Rated 9.7 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.8 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 7.9 Floating-Rate debt 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 74.5 Germany 4.0 United Kingdom 2.2 Mexico 1.3 France 1.2 Brazil 1.2 Canada 1.1 Saudi Arabia 0.9 Turkey 0.8 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.9 US Treasury Bonds 6.3 Freddie Mac Multifamily Structured Pass Through Certificates 2.9 German Federal Republic 2.8 TransDigm Inc 1.3 Energy Transfer LP 1.0 Freddie Mac Gold Pool 0.8 Fannie Mae Mortgage pass-thru certificates 0.7 Fannie Mae Guaranteed REMICS 0.7 Uber Technologies Inc 0.7 34.1
VIP Freedom Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 78,673,299
Holdings Count | shares	15
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$78,673,299
Number of Holdings	15
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 46.5 Inflation-Protected Bond Funds 16.4 International Equity Funds 13.6 Domestic Equity Funds 8.0 Short-Term Investments and Net Other Assets (Liabilities) 15.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 40.4 Fidelity Inflation-Protected Bond Index Fund 16.4 VIP Overseas Portfolio - Initial Class 7.9 VIP Emerging Markets Portfolio - Initial Class 5.7 VIP Growth Portfolio - Initial Class 2.3 Fidelity Long-Term Treasury Bond Index Fund 2.2 Fidelity International Bond Index Fund 2.2 VIP High Income Portfolio - Initial Class 1.7 VIP Growth & Income Portfolio - Initial Class 1.6 VIP Contrafund Portfolio - Initial Class 1.4 81.8
VIP FundsManager 30% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 11,338,553
Holdings Count | shares	29
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$11,338,553
Number of Holdings	29
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 48.5 Domestic Equity Funds 22.2 International Equity Funds 12.3 Inflation-Protected Bond Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 16.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 23.0 Fidelity Total Bond Fund 23.0 VIP Stock Selector All Cap Portfolio - Investor Class 16.5 Fidelity Overseas Fund 3.9 Fidelity Emerging Markets Fund 3.5 Fidelity Hedged Equity Fund 1.2 iShares Core S&P 500 ETF 1.2 Fidelity Floating Rate High Income Fund 1.2 Fidelity International Discovery Fund 1.0 Fidelity Inflation-Protected Bond Index Fund 0.9 75.4
VIP Freedom 2035 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 329,641,161
Holdings Count | shares	14
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$329,641,161
Number of Holdings	14
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 38.7 International Equity Funds 34.2 Bond Funds 22.9 Inflation-Protected Bond Funds 4.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 22.5 VIP Investment Grade Bond II Portfolio - Initial Class 12.3 VIP Emerging Markets Portfolio - Initial Class 11.7 VIP Growth Portfolio - Initial Class 11.3 VIP Growth & Income Portfolio - Initial Class 7.6 Fidelity Long-Term Treasury Bond Index Fund 7.0 VIP Contrafund Portfolio - Initial Class 6.8 VIP Equity-Income Portfolio - Initial Class 5.5 Fidelity Inflation-Protected Bond Index Fund 4.2 VIP Value Portfolio - Initial Class 3.9 92.8
VIP Freedom 2030 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 739,905,870
Holdings Count | shares	14
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$739,905,870
Number of Holdings	14
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 32.4 International Equity Funds 29.9 Bond Funds 29.1 Inflation-Protected Bond Funds 8.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 19.5 VIP Investment Grade Bond II Portfolio - Initial Class 18.4 VIP Emerging Markets Portfolio - Initial Class 10.4 VIP Growth Portfolio - Initial Class 9.4 Fidelity Inflation-Protected Bond Index Fund 8.6 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Growth & Income Portfolio - Initial Class 6.4 VIP Contrafund Portfolio - Initial Class 5.7 VIP Equity-Income Portfolio - Initial Class 4.6 VIP Value Portfolio - Initial Class 3.2 92.8
VIP Asset Manager Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager Portfolio
Class Name	VIP Asset Manager Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 930,114,262
Holdings Count | shares	25
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$930,114,262
Number of Holdings	25
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 3.0 AA 0.0 A 3.1 BBB 4.9 BB 1.6 B 1.6 CCC,CC,C 0.2 D 0.0 Not Rated 0.6 Equities 60.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.0 Financials 9.9 Industrials 6.9 Health Care 6.8 Consumer Discretionary 6.0 Communication Services 4.0 Consumer Staples 2.8 Energy 2.4 Materials 2.3 Real Estate 1.3 Utilities 1.1 Equities 59.8 Bonds 39.4 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.6 US Treasury Bonds 3.7 Uniform Mortgage Backed Securities 3.5 Microsoft Corp 2.7 Ginnie Mae II Pool 2.3 Apple Inc 1.7 Alphabet Inc Class A 1.5 Amazon.com Inc 1.5 Freddie Mac Gold Pool 1.1 Fannie Mae Mortgage pass-thru certificates 0.5 31.1
VIP Government Money Market Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 8,626,160,570
Holdings Count | shares	456
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$8,626,160,570
Number of Holdings	456

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 67.7 8-30 8.1 31-60 7.4 61-90 5.2 91-180 8.2 >180 3.2 Repurchase Agreements 50.8 U.S. Treasury Obligations 26.6 U.S. Government Agency - Debt 22.4 Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
VIP Investor Freedom 2050 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2050 Portfolio℠
Class Name	VIP Investor Freedom 2050 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2050 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2050 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,069,187
Holdings Count | shares	13
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$5,069,187
Number of Holdings	13
Portfolio Turnover	42%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 28.5 VIP Growth Portfolio - Investor Class 14.7 VIP Emerging Markets Portfolio - Investor Class 14.0 VIP Growth & Income Portfolio - Investor Class 9.9 VIP Contrafund Portfolio - Investor Class 8.8 VIP Equity Income Portfolio - Investor Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Investor Class 5.1 VIP Value Strategies Portfolio - Investor Class 2.5 VIP Mid Cap Portfolio - Investor Class 2.3 98.5
VIP Bond Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 821,883,192
Holdings Count | shares	2,765
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$821,883,192
Number of Holdings	2,765
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 67.6 AAA 2.9 AA 1.8 A 14.3 BBB 12.5 BB 0.4 Not Rated 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.2 Corporate Bonds 28.6 U.S. Government Agency - Mortgage Securities 25.5 Foreign Government and Government Agency Obligations 1.7 CMOs and Other Mortgage Related Securities 1.4 U.S. Government Agency Obligations 0.9 Municipal Securities 0.4 Asset-Backed Securities 0.3 Other Investments 0.3 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% United States 92.4 United Kingdom 1.4 Canada 1.2 Multi-national 1.0 Japan 1.0 Mexico 0.5 Germany 0.4 Switzerland 0.2 Australia 0.2 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 32.6 Fannie Mae Mortgage pass-thru certificates 10.2 US Treasury Bonds 8.6 Freddie Mac Gold Pool 8.5 Ginnie Mae II Pool 5.1 Freddie Mac Multifamily Structured Pass Through Certificates 1.0 Bank of America Corp 0.8 Ginnie Mae I Pool 0.7 JPMorgan Chase & Co 0.7 Wells Fargo & Co 0.5 68.7
VIP Freedom 2040 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 320,584,994
Holdings Count | shares	14
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$320,584,994
Number of Holdings	14
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 47.3 International Equity Funds 40.1 Bond Funds 10.5 Inflation-Protected Bond Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.7 VIP Growth Portfolio - Initial Class 13.8 VIP Emerging Markets Portfolio - Initial Class 13.4 VIP Growth & Income Portfolio - Initial Class 9.3 VIP Contrafund Portfolio - Initial Class 8.3 VIP Equity-Income Portfolio - Initial Class 6.7 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 4.7 VIP Investment Grade Bond II Portfolio - Initial Class 2.6 VIP Value Strategies Portfolio - Initial Class 2.4 94.5
VIP Freedom Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 78,673,299
Holdings Count | shares	15
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$78,673,299
Number of Holdings	15
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 46.5 Inflation-Protected Bond Funds 16.4 International Equity Funds 13.6 Domestic Equity Funds 8.0 Short-Term Investments and Net Other Assets (Liabilities) 15.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 40.4 Fidelity Inflation-Protected Bond Index Fund 16.4 VIP Overseas Portfolio - Initial Class 7.9 VIP Emerging Markets Portfolio - Initial Class 5.7 VIP Growth Portfolio - Initial Class 2.3 Fidelity Long-Term Treasury Bond Index Fund 2.2 Fidelity International Bond Index Fund 2.2 VIP High Income Portfolio - Initial Class 1.7 VIP Growth & Income Portfolio - Initial Class 1.6 VIP Contrafund Portfolio - Initial Class 1.4 81.8
VIP Freedom 2045 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 176,616,442
Holdings Count | shares	13
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$176,616,442
Number of Holdings	13
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP FundsManager 30% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 11,338,553
Holdings Count | shares	29
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$11,338,553
Number of Holdings	29
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 48.5 Domestic Equity Funds 22.2 International Equity Funds 12.3 Inflation-Protected Bond Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 16.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 23.0 Fidelity Total Bond Fund 23.0 VIP Stock Selector All Cap Portfolio - Investor Class 16.5 Fidelity Overseas Fund 3.9 Fidelity Emerging Markets Fund 3.5 Fidelity Hedged Equity Fund 1.2 iShares Core S&P 500 ETF 1.2 Fidelity Floating Rate High Income Fund 1.2 Fidelity International Discovery Fund 1.0 Fidelity Inflation-Protected Bond Index Fund 0.9 75.4
VIP Investment Grade Bond Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 4,215,966,857
Holdings Count | shares	2,275
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,215,966,857
Number of Holdings	2,275
Portfolio Turnover	217%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 62.8 AAA 9.7 AA 0.4 A 8.0 BBB 16.1 BB 3.6 B 1.4 CCC,CC,C 0.0 Not Rated 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.6 Corporate Bonds 26.8 U.S. Government Agency - Mortgage Securities 20.2 Asset-Backed Securities 8.3 CMOs and Other Mortgage Related Securities 7.2 Other Investments 0.2 Foreign Government and Government Agency Obligations 0.0 Preferred Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.6 Mexico 1.0 United Kingdom 0.8 Ireland 0.7 Switzerland 0.5 Canada 0.3 France 0.2 Germany 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 30.2 US Treasury Bonds 12.4 Ginnie Mae II Pool 6.1 Fannie Mae Mortgage pass-thru certificates 5.6 Uniform Mortgage Backed Securities 5.2 Freddie Mac Gold Pool 2.9 JPMorgan Chase & Co 1.4 Bank of America Corp 1.2 Morgan Stanley 1.0 Petroleos Mexicanos 1.0 67.0
VIP FundsManager 85% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 903,040,010
Holdings Count | shares	36
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$903,040,010
Number of Holdings	36
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 31.9 Bond Funds 10.6 Inflation-Protected Bond Funds 1.5 Other Investments 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 46.3 Fidelity Overseas Fund 9.4 Fidelity Emerging Markets Fund 9.4 VIP Investment Grade Bond II Portfolio - Investor Class 4.8 Fidelity Total Bond Fund 4.8 Fidelity Contrafund 2.6 Fidelity Low-Priced Stock Fund 2.5 Fidelity International Discovery Fund 2.4 Fidelity Enhanced International ETF 2.3 Fidelity International Capital Appreciation Fund 2.0 86.5
VIP Government Money Market Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 8,626,160,570
Holdings Count | shares	456
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$8,626,160,570
Number of Holdings	456

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 67.7 8-30 8.1 31-60 7.4 61-90 5.2 91-180 8.2 >180 3.2 Repurchase Agreements 50.8 U.S. Treasury Obligations 26.6 U.S. Government Agency - Debt 22.4 Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond II Portfolio
Class Name	VIP Investment Grade Bond II Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 3,215,681,705
Holdings Count | shares	5,595
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,215,681,705
Number of Holdings	5,595
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 64.4 AAA 10.1 AA 0.2 A 10.6 BBB 13.5 BB 1.9 B 0.9 CCC,CC,C 0.0 Not Rated 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.7)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.9 Corporate Bonds 26.0 U.S. Government Agency - Mortgage Securities 20.5 Asset-Backed Securities 7.8 CMOs and Other Mortgage Related Securities 7.2 Foreign Government and Government Agency Obligations 0.2 Other Investments 0.1 Municipal Securities 0.0 Preferred Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.7)% United States 90.4 Grand Cayman (UK Overseas Ter) 4.3 Mexico 0.9 United Kingdom 0.8 Multi-national 0.7 Ireland 0.6 Canada 0.4 Switzerland 0.4 Belgium 0.3 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 32.2 US Treasury Bonds 11.7 Uniform Mortgage Backed Securities 6.1 Fannie Mae Mortgage pass-thru certificates 5.9 Ginnie Mae II Pool 5.3 Freddie Mac Gold Pool 2.8 JPMorgan Chase & Co 1.5 Bank of America Corp 1.5 Morgan Stanley 1.2 Freddie Mac Multifamily Structured Pass Through Certificates 1.2 69.4
VIP FundsManager 20% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 706,024,127
Holdings Count | shares	32
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$706,024,127
Number of Holdings	32
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.7 Domestic Equity Funds 15.0 International Equity Funds 8.7 Other Investments 1.3 Inflation-Protected Bond Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 24.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 23.6 Fidelity Total Bond Fund 23.5 VIP Stock Selector All Cap Portfolio - Investor Class 10.9 Fidelity Overseas Fund 2.5 Fidelity Emerging Markets Fund 1.9 Fidelity Floating Rate High Income Fund 1.3 iShares Core S&P 500 ETF 1.3 Fidelity Hedged Equity Fund 1.3 Fidelity Emerging Markets Discovery Fund 1.1 Fidelity High Income Fund 0.8 68.2
VIP Strategic Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 1,441,795,230
Holdings Count | shares	1,537
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,441,795,230
Number of Holdings	1,537
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.4 AAA 0.4 AA 1.1 A 2.8 BBB 9.7 BB 15.1 B 19.2 CCC,CC,C 4.4 D 0.0 Not Rated 9.7 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.8 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 7.9 Floating-Rate debt 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 74.5 Germany 4.0 United Kingdom 2.2 Mexico 1.3 France 1.2 Brazil 1.2 Canada 1.1 Saudi Arabia 0.9 Turkey 0.8 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.9 US Treasury Bonds 6.3 Freddie Mac Multifamily Structured Pass Through Certificates 2.9 German Federal Republic 2.8 TransDigm Inc 1.3 Energy Transfer LP 1.0 Freddie Mac Gold Pool 0.8 Fannie Mae Mortgage pass-thru certificates 0.7 Fannie Mae Guaranteed REMICS 0.7 Uber Technologies Inc 0.7 34.1
VIP Freedom 2060 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 22,731,798
Holdings Count | shares	14
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$22,731,798
Number of Holdings	14
Portfolio Turnover	61%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP Asset Manager Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager Portfolio
Class Name	VIP Asset Manager Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 930,114,262
Holdings Count | shares	25
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$930,114,262
Number of Holdings	25
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 3.0 AA 0.0 A 3.1 BBB 4.9 BB 1.6 B 1.6 CCC,CC,C 0.2 D 0.0 Not Rated 0.6 Equities 60.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.0 Financials 9.9 Industrials 6.9 Health Care 6.8 Consumer Discretionary 6.0 Communication Services 4.0 Consumer Staples 2.8 Energy 2.4 Materials 2.3 Real Estate 1.3 Utilities 1.1 Equities 59.8 Bonds 39.4 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.6 US Treasury Bonds 3.7 Uniform Mortgage Backed Securities 3.5 Microsoft Corp 2.7 Ginnie Mae II Pool 2.3 Apple Inc 1.7 Alphabet Inc Class A 1.5 Amazon.com Inc 1.5 Freddie Mac Gold Pool 1.1 Fannie Mae Mortgage pass-thru certificates 0.5 31.1
VIP Freedom Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 78,673,299
Holdings Count | shares	15
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$78,673,299
Number of Holdings	15
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 46.5 Inflation-Protected Bond Funds 16.4 International Equity Funds 13.6 Domestic Equity Funds 8.0 Short-Term Investments and Net Other Assets (Liabilities) 15.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 40.4 Fidelity Inflation-Protected Bond Index Fund 16.4 VIP Overseas Portfolio - Initial Class 7.9 VIP Emerging Markets Portfolio - Initial Class 5.7 VIP Growth Portfolio - Initial Class 2.3 Fidelity Long-Term Treasury Bond Index Fund 2.2 Fidelity International Bond Index Fund 2.2 VIP High Income Portfolio - Initial Class 1.7 VIP Growth & Income Portfolio - Initial Class 1.6 VIP Contrafund Portfolio - Initial Class 1.4 81.8
VIP Investor Freedom 2030 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2030 Portfolio℠
Class Name	VIP Investor Freedom 2030 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2030 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2030 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 368,344,389
Holdings Count | shares	14
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$368,344,389
Number of Holdings	14
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 32.4 International Equity Funds 29.9 Bond Funds 29.1 Inflation-Protected Bond Funds 8.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 19.5 VIP Investment Grade Bond II Portfolio - Investor Class 18.4 VIP Emerging Markets Portfolio - Investor Class 10.4 VIP Growth Portfolio - Investor Class 9.4 Fidelity Inflation-Protected Bond Index Fund 8.6 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Growth & Income Portfolio - Investor Class 6.4 VIP Contrafund Portfolio - Investor Class 5.7 VIP Equity Income Portfolio - Investor Class 4.6 VIP Value Portfolio - Investor Class 3.2 92.8
VIP Freedom 2010 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 263,092,184
Holdings Count | shares	15
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$263,092,184
Number of Holdings	15
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.6 International Equity Funds 16.6 Inflation-Protected Bond Funds 15.5 Domestic Equity Funds 12.5 Short-Term Investments and Net Other Assets (Liabilities) 10.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 38.1 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Overseas Portfolio - Initial Class 10.0 VIP Emerging Markets Portfolio - Initial Class 6.6 VIP Growth Portfolio - Initial Class 3.6 Fidelity Long-Term Treasury Bond Index Fund 2.5 VIP Growth & Income Portfolio - Initial Class 2.5 Fidelity International Bond Index Fund 2.4 VIP Contrafund Portfolio - Initial Class 2.2 VIP Equity-Income Portfolio - Initial Class 1.8 85.2
VIP FundsManager 70% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 2,203,049,276
Holdings Count | shares	33
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,203,049,276
Number of Holdings	33
Portfolio Turnover	25%

Holdings [Text Block]	Domestic Equity Funds 45.1 International Equity Funds 27.6 Bond Funds 22.0 Inflation-Protected Bond Funds 1.5 Other Investments 1.3 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 38.2 VIP Investment Grade Bond II Portfolio - Investor Class 10.0 Fidelity Total Bond Fund 10.0 Fidelity Overseas Fund 8.4 Fidelity Emerging Markets Fund 7.7 Fidelity Contrafund 2.2 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 2.1 Fidelity Low-Priced Stock Fund 2.0 Fidelity International Capital Appreciation Fund 1.7 84.4
VIP Freedom 2030 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 739,905,870
Holdings Count | shares	14
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$739,905,870
Number of Holdings	14
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 32.4 International Equity Funds 29.9 Bond Funds 29.1 Inflation-Protected Bond Funds 8.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 19.5 VIP Investment Grade Bond II Portfolio - Initial Class 18.4 VIP Emerging Markets Portfolio - Initial Class 10.4 VIP Growth Portfolio - Initial Class 9.4 Fidelity Inflation-Protected Bond Index Fund 8.6 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Growth & Income Portfolio - Initial Class 6.4 VIP Contrafund Portfolio - Initial Class 5.7 VIP Equity-Income Portfolio - Initial Class 4.6 VIP Value Portfolio - Initial Class 3.2 92.8
VIP Freedom 2065 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 6,288,800
Holdings Count | shares	13
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$6,288,800
Number of Holdings	13
Portfolio Turnover	71%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP Freedom 2015 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 58,678,683
Holdings Count | shares	15
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$58,678,683
Number of Holdings	15
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 42.1 International Equity Funds 20.3 Domestic Equity Funds 18.0 Inflation-Protected Bond Funds 14.4 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 35.1 Fidelity Inflation-Protected Bond Index Fund 14.4 VIP Overseas Portfolio - Initial Class 12.6 VIP Emerging Markets Portfolio - Initial Class 7.7 VIP Growth Portfolio - Initial Class 5.2 VIP Growth & Income Portfolio - Initial Class 3.5 VIP Contrafund Portfolio - Initial Class 3.2 Fidelity International Bond Index Fund 2.7 VIP Equity-Income Portfolio - Initial Class 2.6 Fidelity Long-Term Treasury Bond Index Fund 2.6 89.6
VIP Investor Freedom Income Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom Income Portfolio℠
Class Name	VIP Investor Freedom Income Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom Income Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom Income Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 76,699,744
Holdings Count | shares	15
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$76,699,744
Number of Holdings	15
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 46.6 Inflation-Protected Bond Funds 16.4 International Equity Funds 13.6 Domestic Equity Funds 8.0 Short-Term Investments and Net Other Assets (Liabilities) 15.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 40.5 Fidelity Inflation-Protected Bond Index Fund 16.4 VIP Overseas Portfolio - Investor Class 7.9 VIP Emerging Markets Portfolio - Investor Class 5.7 VIP Growth Portfolio - Investor Class 2.3 Fidelity Long-Term Treasury Bond Index Fund 2.2 Fidelity International Bond Index Fund 2.2 VIP High Income Portfolio - Investor Class 1.7 VIP Growth & Income Portfolio - Investor Class 1.6 VIP Contrafund Portfolio - Investor Class 1.4 81.9
VIP Freedom 2010 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 263,092,184
Holdings Count | shares	15
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$263,092,184
Number of Holdings	15
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.6 International Equity Funds 16.6 Inflation-Protected Bond Funds 15.5 Domestic Equity Funds 12.5 Short-Term Investments and Net Other Assets (Liabilities) 10.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 38.1 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Overseas Portfolio - Initial Class 10.0 VIP Emerging Markets Portfolio - Initial Class 6.6 VIP Growth Portfolio - Initial Class 3.6 Fidelity Long-Term Treasury Bond Index Fund 2.5 VIP Growth & Income Portfolio - Initial Class 2.5 Fidelity International Bond Index Fund 2.4 VIP Contrafund Portfolio - Initial Class 2.2 VIP Equity-Income Portfolio - Initial Class 1.8 85.2
VIP FundsManager 60% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 6,660,120,093
Holdings Count | shares	33
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$6,660,120,093
Number of Holdings	33
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 39.1 Bond Funds 32.4 International Equity Funds 23.9 Inflation-Protected Bond Funds 1.5 Other Investments 1.2 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 32.8 VIP Investment Grade Bond II Portfolio - Investor Class 15.1 Fidelity Total Bond Fund 15.1 Fidelity Overseas Fund 7.1 Fidelity Emerging Markets Fund 6.7 Fidelity Contrafund 1.8 Fidelity Enhanced International ETF 1.8 Fidelity International Discovery Fund 1.8 Fidelity Low-Priced Stock Fund 1.7 Fidelity Inflation-Protected Bond Index Fund 1.5 85.4
VIP Freedom 2050 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 157,004,633
Holdings Count | shares	13
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$157,004,633
Number of Holdings	13
Portfolio Turnover	30%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP Freedom 2055 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 18,954,876
Holdings Count | shares	13
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$18,954,876
Number of Holdings	13
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP Freedom 2030 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 739,905,870
Holdings Count | shares	14
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$739,905,870
Number of Holdings	14
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 32.4 International Equity Funds 29.9 Bond Funds 29.1 Inflation-Protected Bond Funds 8.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 19.5 VIP Investment Grade Bond II Portfolio - Initial Class 18.4 VIP Emerging Markets Portfolio - Initial Class 10.4 VIP Growth Portfolio - Initial Class 9.4 Fidelity Inflation-Protected Bond Index Fund 8.6 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Growth & Income Portfolio - Initial Class 6.4 VIP Contrafund Portfolio - Initial Class 5.7 VIP Equity-Income Portfolio - Initial Class 4.6 VIP Value Portfolio - Initial Class 3.2 92.8
VIP Bond Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 821,883,192
Holdings Count | shares	2,765
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$821,883,192
Number of Holdings	2,765
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 67.6 AAA 2.9 AA 1.8 A 14.3 BBB 12.5 BB 0.4 Not Rated 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.2 Corporate Bonds 28.6 U.S. Government Agency - Mortgage Securities 25.5 Foreign Government and Government Agency Obligations 1.7 CMOs and Other Mortgage Related Securities 1.4 U.S. Government Agency Obligations 0.9 Municipal Securities 0.4 Asset-Backed Securities 0.3 Other Investments 0.3 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% United States 92.4 United Kingdom 1.4 Canada 1.2 Multi-national 1.0 Japan 1.0 Mexico 0.5 Germany 0.4 Switzerland 0.2 Australia 0.2 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 32.6 Fannie Mae Mortgage pass-thru certificates 10.2 US Treasury Bonds 8.6 Freddie Mac Gold Pool 8.5 Ginnie Mae II Pool 5.1 Freddie Mac Multifamily Structured Pass Through Certificates 1.0 Bank of America Corp 0.8 Ginnie Mae I Pool 0.7 JPMorgan Chase & Co 0.7 Wells Fargo & Co 0.5 68.7
VIP Freedom 2020 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 552,816,930
Holdings Count | shares	15
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$552,816,930
Number of Holdings	15
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 38.8 International Equity Funds 24.0 Domestic Equity Funds 23.6 Inflation-Protected Bond Funds 13.5 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 31.1 VIP Overseas Portfolio - Initial Class 15.2 Fidelity Inflation-Protected Bond Index Fund 13.5 VIP Emerging Markets Portfolio - Initial Class 8.8 VIP Growth Portfolio - Initial Class 6.9 VIP Growth & Income Portfolio - Initial Class 4.6 VIP Contrafund Portfolio - Initial Class 4.1 VIP Equity-Income Portfolio - Initial Class 3.4 Fidelity Long-Term Treasury Bond Index Fund 3.0 Fidelity International Bond Index Fund 3.0 93.6
VIP Freedom 2060 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 22,731,798
Holdings Count | shares	14
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$22,731,798
Number of Holdings	14
Portfolio Turnover	61%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP Investment Grade Bond Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 4,215,966,857
Holdings Count | shares	2,275
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,215,966,857
Number of Holdings	2,275
Portfolio Turnover	217%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 62.8 AAA 9.7 AA 0.4 A 8.0 BBB 16.1 BB 3.6 B 1.4 CCC,CC,C 0.0 Not Rated 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.6 Corporate Bonds 26.8 U.S. Government Agency - Mortgage Securities 20.2 Asset-Backed Securities 8.3 CMOs and Other Mortgage Related Securities 7.2 Other Investments 0.2 Foreign Government and Government Agency Obligations 0.0 Preferred Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.6 Mexico 1.0 United Kingdom 0.8 Ireland 0.7 Switzerland 0.5 Canada 0.3 France 0.2 Germany 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 30.2 US Treasury Bonds 12.4 Ginnie Mae II Pool 6.1 Fannie Mae Mortgage pass-thru certificates 5.6 Uniform Mortgage Backed Securities 5.2 Freddie Mac Gold Pool 2.9 JPMorgan Chase & Co 1.4 Bank of America Corp 1.2 Morgan Stanley 1.0 Petroleos Mexicanos 1.0 67.0
VIP FundsManager 50% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 4,160,329,251
Holdings Count | shares	35
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,160,329,251
Number of Holdings	35
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 33.1 International Equity Funds 22.6 Other Investments 1.3 Inflation-Protected Bond Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 27.3 VIP Investment Grade Bond II Portfolio - Investor Class 17.6 Fidelity Total Bond Fund 17.6 Fidelity Overseas Fund 6.5 Fidelity Emerging Markets Fund 5.8 Fidelity Enhanced International ETF 2.0 Fidelity International Discovery Fund 1.6 Fidelity Contrafund 1.5 Fidelity Low-Priced Stock Fund 1.4 Fidelity International Capital Appreciation Fund 1.3 82.6
VIP Freedom 2050 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 157,004,633
Holdings Count | shares	13
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$157,004,633
Number of Holdings	13
Portfolio Turnover	30%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5
VIP Freedom 2055 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 18,954,876
Holdings Count | shares	13
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$18,954,876
Number of Holdings	13
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 50.5 International Equity Funds 42.5 Bond Funds 5.8 Inflation-Protected Bond Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 28.5 VIP Growth Portfolio - Initial Class 14.7 VIP Emerging Markets Portfolio - Initial Class 14.0 VIP Growth & Income Portfolio - Initial Class 9.9 VIP Contrafund Portfolio - Initial Class 8.8 VIP Equity-Income Portfolio - Initial Class 7.2 Fidelity Long-Term Treasury Bond Index Fund 5.5 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.5 VIP Mid Cap Portfolio - Initial Class 2.3 98.5